Loans at amortized cost, etc. - Changes in allowances for credit loss of loans at amortized cost and other assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Loans at amortized cost net category
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		₩ 3,650,813		₩ 3,167,093
Transfer (from) to 12 months expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		0		0
Provision (reversal)		2,114,442		1,244,351
Charge off		(1,649,416)	[1]	(1,106,922)	[2]
Amortization of discount		(30,912)		(11,805)
Disposal		(97,147)		(33,649)
Collection		358,493		381,659
Others	[3]	(15,803)		10,086
Ending balance		4,330,470		3,650,813
Loans at amortized cost net category | Retail | 12-month expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		264,836		174,005
Transfer (from) to 12 months expected credit losses		25,984		17,016
Transfer (from) to lifetime expected credit losses		(28,336)		(9,449)
Transfer (from) to credit- impaired financial assets		(13,823)		(4,702)
Provision (reversal)		(4,029)		96,230
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others	[3]	(1,366)		(8,264)
Ending balance		243,266		264,836
Loans at amortized cost net category | Retail | Life time expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		165,090		90,412
Transfer (from) to 12 months expected credit losses		(24,982)		(16,023)
Transfer (from) to lifetime expected credit losses		44,543		26,014
Transfer (from) to credit- impaired financial assets		(32,129)		(9,103)
Provision (reversal)		56,164		84,402
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		(177)		(28)
Collection		0		0
Others	[3]	(1,147)		(10,584)
Ending balance		207,362		165,090
Loans at amortized cost net category | Retail | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		264,530		188,769
Transfer (from) to 12 months expected credit losses		(1,002)		(993)
Transfer (from) to lifetime expected credit losses		(16,207)		(16,565)
Transfer (from) to credit- impaired financial assets		45,952		13,805
Provision (reversal)		429,789		244,290
Charge off		(489,511)	[1]	(263,962)	[2]
Amortization of discount		(12,327)		(5,923)
Disposal		(40,297)		(22,676)
Collection		101,653		108,666
Others	[3]	611		19,119
Ending balance		283,191		264,530
Loans at amortized cost net category | Corporations | 12-month expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		560,207		531,427
Transfer (from) to 12 months expected credit losses		92,347		92,555
Transfer (from) to lifetime expected credit losses		(69,404)		(62,583)
Transfer (from) to credit- impaired financial assets		(7,456)		(1,461)
Provision (reversal)		225,719		(14,918)
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		(36)		0
Collection		0		0
Others	[3]	(12,327)		15,187
Ending balance		789,050		560,207
Loans at amortized cost net category | Corporations | Life time expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		840,557		742,252
Transfer (from) to 12 months expected credit losses		(92,254)		(90,661)
Transfer (from) to lifetime expected credit losses		74,346		64,821
Transfer (from) to credit- impaired financial assets		(47,157)		(66,033)
Provision (reversal)		223,266		159,287
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		(240)		(5)
Collection		0		0
Others	[3]	(4,173)		30,896
Ending balance		994,345		840,557
Loans at amortized cost net category | Corporations | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		487,239		520,261
Transfer (from) to 12 months expected credit losses		(93)		(1,894)
Transfer (from) to lifetime expected credit losses		(4,942)		(2,238)
Transfer (from) to credit- impaired financial assets		54,613		67,494
Provision (reversal)		456,854		103,935
Charge off		(352,324)	[1]	(249,453)	[2]
Amortization of discount		(25,929)		(13,189)
Disposal		(56,118)		(10,723)
Collection		69,674		55,441
Others	[3]	(487)		17,605
Ending balance		628,487		487,239
Loans at amortized cost net category | Credit card | 12-month expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		211,112		204,711
Transfer (from) to 12 months expected credit losses		23,474		24,579
Transfer (from) to lifetime expected credit losses		(18,412)		(14,752)
Transfer (from) to credit- impaired financial assets		(2,023)		(1,094)
Provision (reversal)		15,525		101,644
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others	[3]	610		(103,976)
Ending balance		230,286		211,112
Loans at amortized cost net category | Credit card | Life time expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		471,473		401,077
Transfer (from) to 12 months expected credit losses		(23,422)		(24,471)
Transfer (from) to lifetime expected credit losses		18,557		14,892
Transfer (from) to credit- impaired financial assets		(3,402)		(2,041)
Provision (reversal)		(3,720)		254,090
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others	[3]	1,362		(172,074)
Ending balance		460,848		471,473
Loans at amortized cost net category | Credit card | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		355,975		289,232
Transfer (from) to 12 months expected credit losses		(52)		(108)
Transfer (from) to lifetime expected credit losses		(145)		(140)
Transfer (from) to credit- impaired financial assets		5,425		3,135
Provision (reversal)		711,724		209,353
Charge off		(805,454)	[1]	(592,386)	[2]
Amortization of discount		7,344		7,307
Disposal		(155)		0
Collection		186,715		217,407
Others	[3]	1,177		222,175
Ending balance		462,554		355,975
Loans at amortized cost net category | Others | 12-month expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		13,882		10,195
Transfer (from) to 12 months expected credit losses		213		403
Transfer (from) to lifetime expected credit losses		(305)		(122)
Transfer (from) to credit- impaired financial assets		(7)		(1)
Provision (reversal)		(348)		3,405
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		0		0
Collection		0		0
Others	[3]	(63)		2
Ending balance		13,372		13,882
Loans at amortized cost net category | Others | Life time expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		9,218		9,258
Transfer (from) to 12 months expected credit losses		(213)		(403)
Transfer (from) to lifetime expected credit losses		305		122
Transfer (from) to credit- impaired financial assets		(25)		(5)
Provision (reversal)		1,095		246
Charge off		0	[1]	0	[2]
Amortization of discount		0		0
Disposal		(9)		0
Collection		0		0
Others	[3]	0		0
Ending balance		10,371		9,218
Loans at amortized cost net category | Others | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		6,694		5,494
Transfer (from) to 12 months expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		32		6
Provision (reversal)		2,403		2,387
Charge off		(2,127)	[1]	(1,121)	[2]
Amortization of discount		0		0
Disposal		(115)		(217)
Collection		451		145
Others	[3]	0		0
Ending balance		7,338		6,694
Due from banks at amortized cost and other financial assets
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		381,407		262,019
Transfer (from) to 12 months expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		0		0
Provision (reversal)		90,770		32,831
Charge off		(28,665)		(25,636)
Disposal		(178)		(61)
Collection		2,198		2,502
Others	[3]	41,037		109,720
Business combination				32
Ending balance		486,569		381,407
Due from banks at amortized cost and other financial assets | 12-month expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		296,346		183,968
Transfer (from) to 12 months expected credit losses		364		315
Transfer (from) to lifetime expected credit losses		(40,026)		(740)
Transfer (from) to credit- impaired financial assets		(228)		(75)
Provision (reversal)		44,035		2,327
Charge off		0		0
Disposal		0		0
Collection		0		0
Others	[3]	32,460		110,519
Business combination				32
Ending balance		332,951		296,346
Due from banks at amortized cost and other financial assets | Life time expected credit loss
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		10,440		8,008
Transfer (from) to 12 months expected credit losses		(299)		(274)
Transfer (from) to lifetime expected credit losses		40,041		765
Transfer (from) to credit- impaired financial assets		(37,000)		(1,267)
Provision (reversal)		2,326		3,278
Charge off		0		0
Disposal		0		0
Collection		0		0
Others	[3]	142		(70)
Business combination				0
Ending balance		15,650		10,440
Due from banks at amortized cost and other financial assets | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance		74,621		70,043
Transfer (from) to 12 months expected credit losses		(65)		(41)
Transfer (from) to lifetime expected credit losses		(15)		(25)
Transfer (from) to credit- impaired financial assets		37,228		1,342
Provision (reversal)		44,409		27,226
Charge off		(28,665)		(25,636)
Disposal		(178)		(61)
Collection		2,198		2,502
Others	[3]	8,435		(729)
Business combination				0
Ending balance		₩ 137,968		₩ 74,621

[1]	The amount of uncollected loans currently in recovery (principal and interest) is W9,964,573 million, which is written off as of December 31, 2023.
[2]	The amount of uncollected loans currently in recovery (principal and interest) is W10,613,730 million, which is written off as of December 31, 2022.
[3]	Other changes are due to debt restructuring, investment conversion and changes in foreign exchange rate, etc.